THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 15, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Universal Institutional Funds, Inc. (the “Fund”)
File Nos. 333-03013; 811-07607
Post-Effective Amendment No. 42

Dear Sir or Madam:

On behalf of Universal Institutional Funds, Inc., a Maryland corporation (the “Fund”), attached herewith for filing is the above referenced Post-Effective Amendment No. 42 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding one new share class to the Global Tactical Asset Allocation Portfolio of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. We anticipate filing a subsequent 485(b) filing, to include all consents and/or opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 296-6980 or fax at (212) 507-8589 or Stuart M. Strauss of Dechert LLP at (212) 698-3529.

Very truly yours,

/s/ Daniel E. Burton

Daniel E. Burton

Enclosures

cc: Stefanie V. Chang Yu